Share Capital and Employee Compensation Plans - Disclosure of detailed information about number and weighted average exercise prices of share options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Share Capital and Employee Compensation Plans [Abstract]
Number of options, Outstanding, beginning of year (in shares) | shares	2,624	3,300
Number of options, Granted (in shares) | shares	1,654	92
Number of options, Exercise (in shares) | shares	(72)	(638)
Number of options, Forfeited (in shares) | shares	(978)	(130)
Number of options, Outstanding, end of year (in shares) | shares	3,228	2,624
Weighted average exercised price, Outstanding, beginning of year (in dollars per share) | $ / shares	$ 2.38	$ 3.06
Weighted average exercised price, Granted (in dollars per share) | $ / shares	1.02	2.24
Weighted average exercised price, Exercise (in dollars per share) | $ / shares	1.21	5.38
Weighted average exercised price, Forfeited (in dollars per share) | $ / shares	3.22	4.82
Weighted average exercised price, Outstanding, end of year (in dollars per share) | $ / shares	$ 1.45	$ 2.38